Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Apr. 22, 2014
Class A, C, R and Y | Invesco MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page G-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not yet commenced operations prior to the date of this prospectus.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page G-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of master limited partnerships (MLPs) and in other instruments that have economic characteristics similar to such securities. Other instruments include securities of other companies principally engaged in the ownership of energy related infrastructure focused on the transportation, processing, or storage of commodities which are not currently structured as an MLP.

MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the Code) and engaged, among other activities, in the gathering, transportation, storage, processing, refining, treating, marketing, exploration, production and mining of minerals and natural resources. The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (energy infrastructure MLPs).

The MLP securities in which the Fund invests are equity units generally representing limited or general partnership or limited liability company interests of MLPs. The interests, or units, of MLPs are registered with the Securities and Exchange Commission and are able to trade on public securities exchanges like the shares of a corporation. The Fund may invest in securities of MLPs of all capitalization sizes.

Unlike most mutual funds, the Fund does not have flow-through tax treatment such as that afforded to regulated investment companies under Subchapter M of the Code, which would restrict the percentage of the Fund’s assets that could be invested in MLPs. The Fund instead is taxed as a regular corporation for U.S. federal income tax purposes because it invests primarily in MLPs. Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations and will be subject to state and local tax by reason of its tax status and its investments in MLPs.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.

The portfolio managers’ investment process incorporates both fundamental and securities analysis. The investment process is primarily a bottom-up stock selection methodology that evaluates and ranks potential investments according to relative value using earnings data and other fundamental variables. This analysis generally favors those MLPs with characteristics such as more consistent cash flow growth, positive earnings revisions, relatively attractive multiples to cash flow and assets to price, sustainable dividends, and favorable investor reception relative to peers.

The investment process also incorporates macro level risk control and attempts to predict the potential effects that variables such as global demand for energy, expectations for production growth, and utilization trends will have on the underlying assets of each individual MLP. This macro component seeks to identify MLPs offering the best expected relative fundamentals. Individual MLPs are then selected based upon expected excess return within defined risk constraints that include beta, tracking error, geographic region, commodity exposure, asset type and liquidity.

The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio sectors and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.

		The portfolio managers will consider selling a security if, among other things, (1) a security reaches its target price; (2) a change in fundamentals occurs, either company specific or industry wide; (3) a change in corporate focus and/or management occurs; or (4) a more attractive investment opportunity is identified.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Deferred Tax Risk. The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The Fund will not benefit from the current favorable federal income tax rates on long-term capital gains and Fund income, losses and expenses will not be passed through to the Fund’s shareholders. An investment strategy whereby a fund is taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, net asset value (NAV) and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies.

Energy Infrastructure MLP Risk. The Fund will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of the natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets. Energy infrastructure MLPs are also subject to significant federal, state and local government regulation in various aspects of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

MLP Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate to each investor in such MLP the investor’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. An MLP might need to amend its partnership tax return and, in turn, send amended Schedules K-1 to investors in the MLP, such as the Fund. When necessary, the Fund will send you a corrected Form 1099 to reflect Schedule K-1 information reclassified by an MLP, which could, in turn, require you to amend your federal, state or local tax returns.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

		Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet completed a full calendar year of operations.
Class A, C, R and Y | Invesco MLP Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Deferred/Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	3.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.17%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.79%
1 Year	rr_ExpenseExampleYear01	1,003
3 Years	rr_ExpenseExampleYear03	3,113
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,003
3 Years	rr_ExpenseExampleNoRedemptionYear03	3,113
Class A, C, R and Y | Invesco MLP Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Deferred/Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	3.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.17%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.54%
1 Year	rr_ExpenseExampleYear01	653
3 Years	rr_ExpenseExampleYear03	2,890
1 Year	rr_ExpenseExampleNoRedemptionYear01	553
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,890
Class A, C, R and Y | Invesco MLP Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Deferred/Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	3.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.17%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.04%
1 Year	rr_ExpenseExampleYear01	504
3 Years	rr_ExpenseExampleYear03	2,772
1 Year	rr_ExpenseExampleNoRedemptionYear01	504
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,772
Class A, C, R and Y | Invesco MLP Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Deferred/Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	3.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.17%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.54%
1 Year	rr_ExpenseExampleYear01	455
3 Years	rr_ExpenseExampleYear03	2,653
1 Year	rr_ExpenseExampleNoRedemptionYear01	455
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 2,653

[1]	"Deferred/Current Income Tax Expense" represents an estimate of the Fund's potential income tax expense. An estimate of deferred/current income tax expense is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investment and such expenses may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred/current income tax expense cannot be reliably predicted from year to year. Since the Fund has not commenced operations, the deferred/current income tax expense shown in the table above is based on assumptions using historical performance of the Fund's benchmark indices and an estimated effective tax rate. The deferred/current income tax expense shown may not be indicative of future income tax expenses and is not a prediction of future Fund performance. Further information regarding the Fund's deferred/current income tax expense can be found in the section entitled "Additional Information Regarding Deferred Tax Liability."
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.50%, 2.25%, 1.75% and 1.25%, respectively, of the Fund's average daily net assets. Deferred/current income tax expense is also excluded in determining such obligation. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2015. The fee waiver agreement cannot be terminated during its term.